Note 9 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses	$ 102	$ 495	$ 465
Accrued clinical trial costs	382	276	74
Grant liability	637	645	663
Customer deposits	252	112	61
Total	$ 2,424	$ 1,528	$ 1,263